Retirement plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Plans
Retirement Plans

Note 15 – Retirement Plans

The Company sponsors a 401(k) plan for all employees, subject to an initial eligibility waiting period. The plan provides for the Company to make a discretionary matching contribution. Contributions to the plan totaled $77 and $56 for the three months ended September 30, 2021 and 2020, respectively, and $226 and $168 for the nine months ended September 30, 2021 and 2020, respectively.

Note 15 – Retirement Plans

The Company sponsors a 401(k) plan for substantially all employees. The plan provides for the Company to make a discretionary matching contribution. Contributions to the plan totaled $225,481 and $192,620 for the years ended December 31, 2020 and 2019, respectively.